Phoenix Growth & Income Fund,

a series of Phoenix Equity Series Fund

Supplement dated November 15, 2007

to the Prospectus dated November 13, 2007

IMPORTANT NOTICE TO INVESTORS

On page 1 of the current prospectus, the fund’s investment objective has been modified to read: “Phoenix Growth & Income Fund has an investment objective of seeking capital appreciation and current income.

The fund’s investment strategies remain unchanged.

Investors should retain this supplement with the Prospectus for future reference.

PXP 2089/G&I InvObj (11/07)